Income Taxes (Schedule of Income tax paid in cash) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Income tax paid in cash	$ 14,495
Israel [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income tax paid in cash	10,736
China [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income tax paid in cash	1,933
Hong Kong [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income tax paid in cash	859
Germany [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income tax paid in cash	633
USA [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income tax paid in cash	219
Taiwan [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income tax paid in cash	92
Singapore [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income tax paid in cash	$ 23